Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended
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C000149129
Account Value [Line Items]
Line Graph and Table Measure Name				InfraCap REIT Preferred ETF
C000193703
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus InfraCap U.S. Preferred Stock ETF
C000148681
Account Value [Line Items]
Line Graph and Table Measure Name						Virtus LifeSci Biotech Clinical Trials ETF
C000148682
Account Value [Line Items]
Line Graph and Table Measure Name						Virtus LifeSci Biotech Products ETF
C000153845
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus Newfleet Multi-Sector Bond ETF
C000209670
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Private Credit Strategy ETF
C000209671
Account Value [Line Items]
Line Graph and Table Measure Name	Virtus Real Asset Income ETF
C000191094
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus WMC Internatinal Dividend ETF
C000141421
Account Value [Line Items]
Line Graph and Table Measure Name							InfraCap MLP ETF
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value				$ 10,000				$ 22,499	$ 22,663	$ 22,212	$ 21,740	$ 21,347	$ 20,697	$ 19,764	$ 20,664	$ 20,019	$ 18,995	$ 18,794	$ 17,844	$ 16,320	$ 16,766	$ 17,607	$ 17,956	$ 17,334	$ 16,221	$ 16,152	$ 15,986	$ 15,560	$ 15,932	$ 14,905	$ 15,832	$ 15,058	$ 13,916	$ 15,349	$ 15,954	$ 14,563	$ 15,892	$ 15,916	$ 17,499	$ 16,932	$ 17,356	$ 18,410	$ 17,721	$ 17,931	$ 16,801	$ 17,580	$ 17,077	$ 16,777	$ 16,366	$ 16,290	$ 15,473	$ 14,925	$ 14,483	$ 14,531	$ 13,908	$ 12,414	$ 12,694	$ 13,187	$ 12,289	$ 11,631	$ 11,364	$ 10,802	$ 9,537	$ 11,041	$ 12,027	$ 12,026	$ 11,684	$ 11,266	$ 11,025	$ 10,828	$ 11,054	$ 10,892	$ 10,182	$ 10,893	$ 10,473	$ 10,323	$ 14,878	$ 13,694	$ 15,098	$ 14,812	$ 15,978	$ 15,952	$ 15,411	$ 14,894	$ 14,798	$ 14,402	$ 14,345	$ 14,653	$ 15,214	$ 14,455	$ 14,301	$ 13,879	$ 13,586	$ 13,266	$ 13,234	$ 12,987	$ 12,875	$ 12,747	$ 12,615	$ 12,609
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value		$ 10,000						22,499	22,663	22,212	21,740	21,347	20,697	19,764	20,664	20,019	18,995	18,794	17,844	16,320	16,766	17,607	17,956	17,334	16,221	16,152	15,986	15,560	15,932	14,905	15,832	15,058	13,916	15,349	15,954	14,563	15,892	15,916	17,499	16,932	17,356	18,410	17,721	17,931	16,801	17,580	17,077	16,777	16,366	16,290	15,473	14,925	14,483	14,531	13,908	12,414	12,694	13,187	12,289	11,631	11,364	10,802	9,537	11,041	12,027	12,026	11,684	11,266	11,025	10,828	11,054	10,892	10,182	10,893	10,473	10,323	14,878	13,694	15,098	14,812	15,978	15,952	15,411	14,894	14,798
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value						$ 10,000		22,499	22,663	22,212	21,740	21,347	20,697	19,764	20,664	20,019	18,995	18,794	17,844	16,320	16,766	17,607	17,956	17,334	16,221	16,152	15,986	15,560	15,932	14,905	15,832	15,058	13,916	15,349	15,954	14,563	15,892	15,916	17,499	16,932	17,356	18,410	17,721	17,931	16,801	17,580	17,077	16,777	16,366	16,290	15,473	14,925	14,483	14,531	13,908	12,414	12,694	13,187	12,289	11,631	11,364	10,802	9,537	11,041	12,027	12,026	11,684	11,266	11,025	10,828	11,054	10,892	10,182	10,893	10,473	10,323	14,878	13,694	15,098	14,812	15,978	15,952	15,411	14,894	14,798	14,402	14,345	14,653	15,214	14,455	14,301	13,879	13,586	13,266	13,234	12,987	12,875	12,747	12,615	12,609	$ 12,156	$ 11,943	$ 11,702	$ 11,192	$ 11,425	$ 11,413	$ 11,386	$ 10,956	$ 10,922	$ 10,727	$ 10,658	$ 9,955	$ 9,960	$ 10,535	$ 10,747	$ 10,697	$ 9,904	$ 10,181	$ 10,824	$ 10,636	$ 10,826	$ 10,688	$ 10,630	$ 10,752	$ 10,172	$ 10,462
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value						10,000		22,499	22,663	22,212	21,740	21,347	20,697	19,764	20,664	20,019	18,995	18,794	17,844	16,320	16,766	17,607	17,956	17,334	16,221	16,152	15,986	15,560	15,932	14,905	15,832	15,058	13,916	15,349	15,954	14,563	15,892	15,916	17,499	16,932	17,356	18,410	17,721	17,931	16,801	17,580	17,077	16,777	16,366	16,290	15,473	14,925	14,483	14,531	13,908	12,414	12,694	13,187	12,289	11,631	11,364	10,802	9,537	11,041	12,027	12,026	11,684	11,266	11,025	10,828	11,054	10,892	10,182	10,893	10,473	10,323	14,878	13,694	15,098	14,812	15,978	15,952	15,411	14,894	14,798	14,402	14,345	14,653	15,214	14,455	14,301	13,879	13,586	13,266	13,234	12,987	12,875	12,747	12,615	12,609	12,156	11,943	11,702	11,192	11,425	11,413	11,386	10,956	10,922	10,727	10,658	9,955	9,960	10,535	10,747	10,697	9,904	10,181	10,824	10,636	10,826	10,688	10,630	10,752	10,172	10,462
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value					$ 10,000			10,644	10,914	10,770	10,618	10,375	10,278	10,107	10,368	10,274	10,421	10,450	10,064	9,628	9,783	10,038	10,102	10,109	10,145	10,257	10,195	9,943	10,207	9,902	9,947	9,594	9,720	10,159	10,454	10,205	10,368	10,301	10,708	11,013	11,138	11,383	11,412	11,379	11,382	11,481	11,503	11,376	11,296	11,260	11,171	11,313	11,478	11,561	11,545	11,433	11,484	11,491	11,584	11,414	11,342	11,290	11,093	11,158	10,961	10,754	10,762	10,767	10,735	10,792	10,520	10,496	10,366	10,185	10,183	9,991	10,759	10,646	10,454	10,392	10,475	10,543	10,475	10,473	10,486	10,411	10,489	10,423	10,522	10,645	10,596	10,610	10,604	10,655	10,560	10,515	10,525	10,445	10,365	10,370	10,301	10,281	10,266	10,515	10,596	10,602	10,614	10,548	10,362	10,359	10,319	10,226	10,154	10,016	10,048	10,075	10,073	10,005
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,000							10,644	10,914	10,770	10,618	10,375	10,278	10,107	10,368	10,274	10,421	10,450	10,064	9,628	9,783	10,038	10,102	10,109	10,145	10,257	10,195	9,943	10,207	9,902	9,947	9,594	9,720	10,159	10,454	10,205	10,368	10,301	10,708	11,013	11,138	11,383	11,412	11,379	11,382	11,481	11,503	11,376	11,296	11,260	11,171	11,313	11,478	11,561	11,545	11,433	11,484	11,491	11,584	11,414	11,342	11,290	11,093	11,158	10,961	10,754	10,762	10,767	10,735	10,792	10,520	10,496	10,366	10,185	10,183	9,991
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value	10,000							22,499	22,663	22,212	21,740	21,347	20,697	19,764	20,664	20,019	18,995	18,794	17,844	16,320	16,766	17,607	17,956	17,334	16,221	16,152	15,986	15,560	15,932	14,905	15,832	15,058	13,916	15,349	15,954	14,563	15,892	15,916	17,499	16,932	17,356	18,410	17,721	17,931	16,801	17,580	17,077	16,777	16,366	16,290	15,473	14,925	14,483	14,531	13,908	12,414	12,694	13,187	12,289	11,631	11,364	10,802	9,537	11,041	12,027	12,026	11,684	11,266	11,025	10,828	11,054	10,892	10,182	10,893	10,473	10,323
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value			$ 10,000					13,595	14,296	13,921	13,536	13,229	13,242	12,868	13,104	12,707	12,393	12,517	11,918	10,934	11,405	11,777	12,334	11,852	11,343	11,771	11,570	11,294	11,705	10,826	10,908	9,756	9,473	10,525	10,875	10,515	11,505	11,423	12,188	12,168	12,414	12,889	12,378	12,961	12,659	13,078	12,834	13,049	13,134	12,736	12,372	12,217	11,980	11,954	11,341	9,996	10,216	10,473	10,043	9,615	9,199	8,908	8,280	9,682	10,513	10,803	10,355	10,264	9,918	9,669	9,978	10,100	9,526	10,066	9,807	9,749	9,562	8,891	9,312	9,225	10,042	9,996	10,210	9,971	10,162	10,402	10,239	10,423	10,939	10,362	10,135	10,053
FT Wilshire 5000 Index
Account Value [Line Items]
Account Value							$ 10,415	22,499	22,663	22,212	21,740	21,347	20,697	19,764	20,664	20,019	18,995	18,794	17,844	16,320	16,766	17,607	17,956	17,334	16,221	16,152	15,986	15,560	15,932	14,905	15,832	15,058	13,916	15,349	15,954	14,563	15,892	15,916	17,499	16,932	17,356	18,410	17,721	17,931	16,801	17,580	17,077	16,777	16,366	16,290	15,473	14,925	14,483	14,531	13,908	12,414	12,694	13,187	12,289	11,631	11,364	10,802	9,537	11,041	12,027	12,026	11,684	11,266	11,025	10,828	11,054	10,892	10,182	10,893	10,473	10,323	14,878	13,694	15,098	14,812	15,978	15,952	15,411	14,894	14,798	14,402	14,345	14,653	15,214	14,455	14,301	13,879	13,586	13,266	13,234	12,987	12,875	12,747	12,615	12,609	12,156	11,943	11,702	11,192	11,425	11,413	11,386	10,956	10,922	10,727	10,658	9,955	9,960	10,535	10,747	10,697	9,904	10,181	10,824	10,636	10,826	10,688	10,630	10,752	10,172	10,462	$ 10,676
Indxx REIT Preferred Stock Index
Account Value [Line Items]
Account Value				$ 10,000				13,929	13,952	13,316	12,797	12,613	12,565	12,223	12,460	12,559	12,433	12,230	11,765	10,716	11,252	11,506	11,445	11,233	10,609	10,858	10,563	11,340	11,662	10,183	10,505	9,876	10,393	11,677	12,117	11,285	12,039	11,802	12,429	12,414	13,114	13,382	13,150	13,561	13,481	13,516	13,434	13,408	13,139	13,014	12,840	12,319	12,271	12,269	11,913	11,053	11,152	11,213	10,794	10,296	10,267	10,002	8,439	11,693	12,339	12,111	12,001	12,043	11,930	11,766	11,721	11,462	11,319	11,213	11,238	10,957	10,708	10,027	10,242	10,517	10,741	10,946	10,856	10,744	10,459	10,293	10,382	10,319	10,365	10,740	10,685	10,698	10,732	10,708	10,663	10,600	10,390	10,323	10,223	10,183
S&P U.S. Preferred Stock Index
Account Value [Line Items]
Account Value		$ 10,000						13,289	13,365	12,944	12,582	12,498	12,537	12,199	12,581	12,526	12,357	11,915	11,623	10,699	11,242	11,354	11,452	11,274	11,053	11,316	11,082	11,688	11,912	10,636	11,118	10,531	10,862	11,289	11,792	11,085	11,631	11,334	12,061	12,098	12,598	13,119	12,779	13,100	12,969	12,967	12,992	12,964	12,700	12,559	12,399	12,071	12,190	12,303	11,988	11,554	11,504	11,551	11,333	10,741	10,916	10,720	9,695	11,029	11,565	11,394	11,190	11,215	11,143	11,042	10,959	10,744	10,582	10,569	10,463	10,341	10,178	9,686	9,829	10,049	10,265	10,417	10,295	10,244	10,085
S&P 500® Index
Account Value [Line Items]
Account Value						10,000		34,618	34,934	34,204	33,394	32,992	31,850	30,345	31,637	30,651	29,097	28,616	27,373	25,082	25,621	26,904	27,339	26,488	24,846	24,739	24,358	23,496	24,083	22,660	24,045	22,772	21,067	23,204	24,190	22,148	24,141	24,097	26,399	25,454	26,239	27,671	26,484	26,669	24,923	26,139	25,367	24,779	24,213	24,045	22,827	21,869	21,283	21,500	20,704	18,661	19,171	19,928	18,592	17,599	17,256	16,472	14,600	16,657	18,152	18,159	17,627	17,009	16,649	16,343	16,606	16,371	15,293	16,331	15,695	15,396	14,917	13,810	15,181	14,878	15,969	15,879	15,378	14,826	14,735	14,389	14,334	14,708	15,270	14,444	14,285	13,860	13,544	13,270	13,229	12,963	12,882	12,704	12,574	12,560	12,080	11,855	11,626	11,210	11,419	11,416	11,400	10,995	10,967	10,773	10,732	10,050	10,063	10,589	10,759	10,727	9,892	10,143	10,794	10,573	10,782	10,645	10,544	10,713	10,131	10,444
LifeSci Biotechnology Clinical Trials Index
Account Value [Line Items]
Account Value						10,000		12,066	11,898	11,958	12,258	10,740	11,295	11,088	12,417	12,793	10,765	10,388	8,248	7,473	8,261	9,027	10,153	10,085	10,245	9,649	9,143	10,475	11,677	10,585	10,759	10,959	10,392	10,739	10,185	9,144	8,111	9,299	11,810	12,047	12,675	16,382	17,233	18,817	19,400	20,262	18,732	21,208	20,360	21,482	21,726	23,020	22,239	21,005	19,853	16,421	16,428	17,085	16,362	18,179	17,288	14,768	12,242	14,328	14,797	15,871	13,412	11,002	9,931	11,044	11,573	11,998	11,013	11,535	11,829	11,053	10,377	9,667	11,396	11,142	14,472	14,970	13,605	13,619	14,432	12,891	13,341	13,741	13,471	11,753	11,531	11,347	11,908	11,290	9,891	9,795	8,526	9,231	9,428	8,931	8,054	7,487	8,048	7,309	9,178	8,127	8,072	7,316	8,469	7,983	7,686	6,971	7,740	11,721	12,698	10,963	10,596	12,492	14,522	14,473	14,316	12,023	13,152	12,415	11,519	11,119
S&P 500® Index
Account Value [Line Items]
Account Value						10,000		34,618	34,934	34,204	33,394	32,992	31,850	30,345	31,637	30,651	29,097	28,616	27,373	25,082	25,621	26,904	27,339	26,488	24,846	24,739	24,358	23,496	24,083	22,660	24,045	22,772	21,067	23,204	24,190	22,148	24,141	24,097	26,399	25,454	26,239	27,671	26,484	26,669	24,923	26,139	25,367	24,779	24,213	24,045	22,827	21,869	21,283	21,500	20,704	18,661	19,171	19,928	18,592	17,599	17,256	16,472	14,600	16,657	18,152	18,159	17,627	17,009	16,649	16,343	16,606	16,371	15,293	16,331	15,695	15,396	14,917	13,810	15,181	14,878	15,969	15,879	15,378	14,826	14,735	14,389	14,334	14,708	15,270	14,444	14,285	13,860	13,544	13,270	13,229	12,963	12,882	12,704	12,574	12,560	12,080	11,855	11,626	11,210	11,419	11,416	11,400	10,995	10,967	10,773	10,732	10,050	10,063	10,589	10,759	10,727	9,892	10,143	10,794	10,573	10,782	10,645	10,544	10,713	10,131	10,444
LifeSci Biotechnology Products Index
Account Value [Line Items]
Account Value						$ 10,000		27,932	27,834	28,322	27,870	25,954	24,783	23,123	24,785	26,045	25,079	25,320	22,313	20,323	21,829	23,076	23,946	22,876	22,427	22,318	21,398	21,418	22,631	21,356	21,715	20,166	19,548	20,382	18,317	17,766	16,191	16,552	18,649	18,051	18,527	21,009	20,688	22,274	21,867	22,588	21,685	22,888	22,176	23,044	22,404	23,452	24,116	22,761	22,053	20,539	20,292	20,015	19,113	20,155	19,658	18,563	15,858	17,567	17,563	18,454	18,674	15,991	15,143	15,695	16,204	17,345	16,085	17,651	18,857	18,606	17,316	14,647	16,079	15,183	18,990	19,072	18,513	18,308	18,146	16,829	17,194	17,183	18,047	16,865	16,500	16,333	17,217	17,003	16,569	16,369	14,666	15,737	15,613	15,729	14,598	13,561	14,037	11,872	13,697	12,438	12,707	11,106	11,443	10,574	10,068	9,347	9,845	12,569	12,723	12,275	11,116	13,170	14,421	14,022	13,131	11,929	12,461	12,029	11,193	10,487
Indxx Private Credit Index
Account Value [Line Items]
Account Value	10,000							16,097	16,179	16,073	16,309	16,096	16,059	15,580	15,501	15,175	15,101	14,842	14,178	13,323	14,002	13,878	13,943	13,157	12,452	12,631	12,584	13,069	13,035	12,082	12,604	11,900	11,171	12,700	12,758	11,911	12,751	13,205	13,732	13,493	13,693	13,647	13,545	13,665	13,081	13,103	12,849	12,878	12,707	12,485	11,853	11,382	10,555	10,178	9,916	8,353	8,642	8,627	8,281	8,210	8,161	7,583	6,588	10,124	11,129	11,011	10,800	10,554	10,629	10,367	10,628	10,464	10,203	10,534	10,163	10,237
Indxx Real Asset Income Index
Account Value [Line Items]
Account Value	$ 10,000							12,749	13,133	13,013	12,839	12,178	12,376	12,072	12,448	11,842	11,657	12,138	11,518	10,792	11,038	11,533	12,048	11,654	11,143	11,772	11,595	11,474	12,278	11,457	12,003	11,040	10,478	11,659	12,232	11,608	12,948	12,796	13,541	12,623	12,361	12,600	11,943	12,271	11,641	12,034	11,974	11,905	12,053	11,716	11,176	10,478	10,045	10,076	9,705	8,058	8,138	8,619	8,489	8,365	8,262	7,964	6,735	9,215	10,204	10,646	10,215	10,238	10,228	9,740	10,136	10,271	9,738	10,322	10,308	10,205
MSCI World Ex USA High Dividend Yield Index
Account Value [Line Items]
Account Value			10,000					14,662	15,503	15,167	14,558	13,921	14,263	13,720	13,805	13,349	13,449	13,647	12,955	12,037	12,490	12,571	13,046	12,504	11,896	12,663	12,286	11,938	12,223	11,525	11,336	10,144	9,629	10,559	10,987	10,821	11,868	11,721	12,227	11,940	11,942	11,725	11,003	11,474	11,227	11,733	11,815	11,727	11,981	11,650	11,375	11,034	10,767	10,793	10,348	8,899	9,248	9,683	9,243	9,138	8,814	8,649	8,207	9,684	10,642	10,938	10,541	10,496	10,106	9,667	9,894	10,045	9,460	10,003	9,770	9,746	9,471	8,841	9,277	9,271	9,886	9,802	10,054	9,724	9,813	10,185	9,840	10,012	10,543	10,167	10,010	9,963
MSCI World ex USA Value Index
Account Value [Line Items]
Account Value			$ 10,000					13,651	14,291	14,048	13,656	13,028	13,405	12,885	13,051	12,496	12,484	12,523	11,899	11,015	11,535	11,650	12,030	11,513	10,896	11,529	11,164	11,214	11,413	10,569	10,503	9,520	8,949	9,833	10,192	9,969	11,092	10,805	11,375	11,256	11,373	11,201	10,562	11,236	10,992	11,172	11,062	11,111	11,360	10,951	10,713	10,325	9,832	9,890	9,483	7,976	8,289	8,712	8,217	8,179	7,907	7,683	7,280	8,935	9,854	10,219	9,864	9,812	9,500	9,063	9,435	9,639	9,145	9,706	9,473	9,535	9,370	8,732	9,215	9,261	9,928	9,744	10,088	9,815	9,928	10,322	10,021	10,250	10,796	10,280	10,108	10,017
S&P 500® Index
Account Value [Line Items]
Account Value							10,381	34,618	34,934	34,204	33,394	32,992	31,850	30,345	31,637	30,651	29,097	28,616	27,373	25,082	25,621	26,904	27,339	26,488	24,846	24,739	24,358	23,496	24,083	22,660	24,045	22,772	21,067	23,204	24,190	22,148	24,141	24,097	26,399	25,454	26,239	27,671	26,484	26,669	24,923	26,139	25,367	24,779	24,213	24,045	22,827	21,869	21,283	21,500	20,704	18,661	19,171	19,928	18,592	17,599	17,256	16,472	14,600	16,657	18,152	18,159	17,627	17,009	16,649	16,343	16,606	16,371	15,293	16,331	15,695	15,396	14,917	13,810	15,181	14,878	15,969	15,879	15,378	14,826	14,735	14,389	14,334	14,708	15,270	14,444	14,285	13,860	13,544	13,270	13,229	12,963	12,882	12,704	12,574	12,560	12,080	11,855	11,626	11,210	11,419	11,416	11,400	10,995	10,967	10,773	10,732	10,050	10,063	10,589	10,759	10,727	9,892	10,143	10,794	10,573	10,782	10,645	10,544	10,713	10,131	10,444	10,660
Alerian MLP Infrastructure Index
Account Value [Line Items]
Account Value							$ 9,724	$ 11,760	$ 11,909	$ 11,963	$ 11,909	$ 11,822	$ 11,296	$ 11,234	$ 11,385	$ 10,853	$ 10,356	$ 9,922	$ 10,275	$ 9,604	$ 9,634	$ 9,411	$ 9,342	$ 8,807	$ 8,431	$ 8,431	$ 8,291	$ 8,350	$ 8,504	$ 8,017	$ 8,410	$ 8,303	$ 7,258	$ 7,845	$ 7,542	$ 6,698	$ 7,811	$ 7,250	$ 7,277	$ 7,139	$ 6,780	$ 6,102	$ 5,884	$ 6,372	$ 6,050	$ 5,872	$ 6,029	$ 6,455	$ 6,076	$ 5,670	$ 5,276	$ 4,930	$ 4,571	$ 4,330	$ 4,223	$ 3,410	$ 3,259	$ 3,760	$ 3,756	$ 3,898	$ 4,245	$ 3,907	$ 2,648	$ 5,099	$ 5,944	$ 6,318	$ 5,800	$ 6,182	$ 6,620	$ 6,570	$ 6,942	$ 6,973	$ 6,798	$ 6,865	$ 6,951	$ 6,700	$ 6,690	$ 5,922	$ 6,461	$ 6,495	$ 7,075	$ 7,216	$ 7,062	$ 6,613	$ 6,696	$ 6,419	$ 5,951	$ 6,415	$ 7,125	$ 6,725	$ 6,436	$ 6,530	$ 6,846	$ 6,808	$ 7,213	$ 7,148	$ 7,191	$ 7,549	$ 7,678	$ 7,786	$ 7,711	$ 7,375	$ 7,073	$ 6,892	$ 7,196	$ 7,058	$ 7,103	$ 7,065	$ 6,698	$ 6,566	$ 5,860	$ 5,399	$ 5,398	$ 6,211	$ 6,350	$ 6,899	$ 6,315	$ 7,472	$ 7,966	$ 8,097	$ 8,878	$ 9,141	$ 8,631	$ 8,998	$ 8,806	$ 9,099	$ 9,553